TAXATION - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net accumulated losses-carry forward	¥ 130,370	¥ 108,667
Refund payable to members	6	172
Inventory write-downs	1,348	1,749
Allowance for credit losses	7,717	2,813
Gain or loss from changes in fair values	1,142	0
Others	69	1,021
Less: valuation allowance	(140,189)	(96,489)	¥ (156,150)	¥ (65,225)
Total deferred tax assets	494	18,145
Deferred Membership programme [Member]
Deferred tax assets
Deferred membership program revenue	¥ 31	¥ 212